Exhibit 99.1

Report of Independent Accountants on Applying
Agreed-Upon Procedures

November 3, 2015

Federal Home Loan Mortgage Corporation (the "Company")
8200 Jones Branch Drive
McLean, VA 22102
and
Credit Suisse First Boston Mortgage Securities Corp.
11 Madison Avenue, 4th Floor
New York, NY 10010

Ladies and Gentlemen:

We ("us" or "PwC") have performed the procedures enumerated below, which were agreed to by the addressees of this report collectively referred to herein as the "Specified Parties", with respect to Freddie Mac Structured Pass-Through Certificates, Series K-50 and FREMF 2015-K50 Mortgage Trust Multifamily Mortgage Pass-Through Certificates, Series 2015-K50 (the "Proposed Transaction").  The Specified Parties are responsible for the accuracy of the information contained in the Final Data File (defined below).

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of these procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report is intended solely for the information and use of the Specified Parties including for purposes of substantiating the Specified Parties' "due diligence defense" under the Securities Act of 1933, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party;

A Non-Specified Party may not disclose or distribute this report or any of the report's contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to
Rule 17G-5 of the Securities Exchange Act of 1934).

Procedures and Findings

On November 2, 2015 the Company provided us with the Final Data File (defined below), containing 86 loans secured by 86 properties, herein referred to as the "Underlying Assets", which represent the

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entire population of the Proposed Transaction. We were instructed by the Company to perform the agreed-upon procedures on all the Underlying Assets in the Final Data File.

From September 22, 2015 through November 2, 2015, the Company provided us with certain documentation (the "Source Documents" as listed below) related to the respective Underlying Assets.

At Your request, for each of the Underlying Assets set forth on the Final Data File, we compared the Specified Attributes set forth on the Final Data File to the corresponding Source Documents and found them to be in agreement. The procedures associated with the Specified Attributes were applied as indicated in Exhibit A. For each procedure where a calculation was performed, the underlying attributes utilized were agreed to the corresponding sources. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Asset(s) that we were unable to compare to the related Source Documents as set forth on the attached Exhibit B.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Proposed Transaction and PwC expresses no opinion on the current fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of Final Data File that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Final Data File.

It should be understood that we make no representations as to:

(i)	The interpretation of Proposed Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of Securities Exchange of 1934 of Securities Act of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Specified Parties;
(iv)	The conformity of the origination of the assets to stated underwriting or credit extension

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guidelines, standards, criteria or other requirements;
(v)	The value of collateral securing such assets; and
(vi)	The compliance of the originator of the assets with federal, state, and local laws and regulations.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Proposed Transaction.

For the purposes of this report:

•
The excel file provided to us by the Company titled "K-50 Red Data Tape_11.2.15.xlsm" (provided on November 2, 2015), which includes certain attributes related to the portfolio of mortgage loans as of the Cut-off Date shall be herein referred to as the "Final Data File".

•	Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Final Data File.

•	The fields in the Final Data File shall be herein referred to as "Specified Attributes".

•	The phrase "Loan File" refers to any Source Document or collection of Source Documents provided to us by the Company and used by us in performing the procedures enumerated below.

•
The phrase "compared and agreed," as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.

•
The phrase "Promissory Note" refers to the Promissory Note, related mortgages, other security agreements, Promissory Note riders and/or assumptions of the Promissory Note or the equivalent, as contained in the Loan File.

•
The phrase "Security Instrument" refers to the security instrument, loan agreement, other security agreements, riders and/or assumptions to the Security Instrument or the equivalent, as contained in the Loan File.

•	The phrase "Subordinate Loan Documents" refers to junior mortgage note, second lien mortgage note, or any other document in the Loan File.

•	The phrase "Cross Collateralization Agreement" refers to the cross collateralization agreement and/or any riders thereof, as contained in the Loan File.

•	The phrase "Guaranty Agreement" refers to the guaranty and/or any riders or assumptions thereof, as contained in the Loan File.

•	The phrase "Assignment of Management Agreement" refers to the assignment of management agreement or original management agreement as contained in the Loan File.

•	The phrase "Non-Consolidation Opinion" refers to the opinion of counsel indicating a non-consolidation requirement as contained in the Loan File.

•	The phrase "Title Policy" refers to the signed title policy as included in the Loan File.

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•	The phrase "Ground Lease" refers to the signed ground lease agreement as included in the Loan File.

•	The phrase "Appraisal Report" refers to a signed appraisal document included in the Loan File.

•	The phrase "Freddie Internal Valuation" refers to a valuation update document included in the Loan File.

•	The phrase "Engineering Report" refers to a signed property condition assessment document included in the Loan File.

•	The phrase "Environmental Report" refers to a signed phase I and phase II (if applicable) environmental document included in the Loan File.

•	The phrase "Seismic Report" refers to a signed seismic assessment document included in the Loan File.

•	The phrase "Zoning Report" refers to a signed zoning document included in the Loan File.

•	The phrase "Rent Roll" refers to a signed rent roll document included in the Loan File.

•	The phrase "Investment Brief" refers to the Freddie Mac underwriting file included in the Loan File.

•	The phrase "FRE Form 1115" refers to the borrower certificate of financial conditions included in the Loan File.

•	The phrase "Insurance Summary" refers to the Company insurance summary for the Underlying Assets indicating "Yes" or "No" for each insurance field.

•	The phrase "Servicing Report" refers to the servicing statements combined by the Company included in the Loan File.

•
The phrase "Fee Schedule" refers to the documentation for the Master Servicing Fee, Trustee Fee, Master Servicer Surveillance Fee, Special Servicer Surveillance Fee and Securitization Compensation Fee for the Transaction.

•	The phrase "Loan Seller Schedule" refers to the documentation of the lender name if acquired since origination.

•	The company provided the assumptions detailed in Exhibit C in a standard Microsoft Excel format herein referred to as the "Company Assumptions".

The procedures enumerated below were established and agreed to by the Specified Parties and were performed solely to assist you with respect to certain information in the Final Data File.

The results of the foregoing indicated that a comparison of the items as enumerated above to the information contained in the Loan File were in agreement, with the exception of the Specified Attributes found in Exhibit B.

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We were not engaged to, and did not conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
Our procedures were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, the terms of our engagement are such that we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.
These procedures should not be taken to supplant any additional inquiries or procedures that you would undertake in consideration of the transaction.

PricewaterhouseCoopers LLP

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Freddie Mac Structured Pass-Through Certificates, Series K-50

Exhibits

A)	Loan File Review Procedures

B)	Specified Attributes Provided by the Company

C)	Inputs, Assumptions and Methodologies Provided by the Company

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EXHIBIT A
Freddie Mac Structured Pass-Through Certificates, Series K-50
Loan File Review Procedures

Loan File Review Procedures

For each of the Underlying Assets, we compared and agreed the following Specified Attributes in the Final Data File to the corresponding Source Document posted in the Loan File:

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
1	Seller/Servicer	Loan Seller Schedule, Security Instrument	Seller, as stated in the Loan Seller Schedule; or Seller, as stated in the Security Instrument, if Loan Seller Schedule not included in the Loan File.
2	Address (Street)	Appraisal Report	The address, as stated in the Appraisal Report. If two street addresses were listed, only the primary was selected.
3	City	Appraisal Report	The city, as stated in the Appraisal Report.
4	County	Appraisal Report	The county, as stated in the Appraisal Report.
5	State	Appraisal Report	The state, as stated in the Appraisal Report.
6	Zip Code	Appraisal Report	The zip code, as stated in the Appraisal Report.
7	Property Type	Appraisal Report	The property type, as stated in the Appraisal Report.
8	Property Sub-Type	Appraisal Report	The property sub-type, as stated in the Appraisal Report.
9	Original Principal Balance	Promissory Note	The principal balance, as stated on the front page of the Promissory Note.
10	Cut-off Balance	Servicing Report	The cut-off balance, as stated in the Servicing Report.
11	Maturity Balance	Calculation
Calculation in which the respective loan's amortization schedule was recreated. For each loan, we computed the principal balance outstanding as of the respective loan's  Maturity Date based upon the respective loan's Original Principal Balance, Monthly Debt Service, Original Loan Term (months), Interest Calculation and Gross Interest Rate.

12	% of Cut-off Date Pool Balance	Calculation	Calculation in which the respective loan's Cut-off Balance was divided by the aggregate Cut-off Balance of the Underlying Assets.
13	Note Date	Promissory Note	The date listed on the front page of the Promissory Note.

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EXHIBIT A
Freddie Mac Structured Pass-Through Certificates, Series K-50
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
14	Note Rate	Promissory Note	The Interest Rate defined in the Promissory Note.
15	Rate Type	Promissory Note	The rate type listed on the front page of the Promissory Note.
16	Interest Calculation	Promissory Note	The interest calculation method, as stated in Section 3 of the Promissory Note.
17	Monthly Debt Service	Promissory Note	The monthly payment amount, as stated in Section 3 of the Promissory Note.
18	Monthly Debt Service (IO)	Calculation
For Actual/360 loans, calculation in which the Gross Interest Rate is divided by 12 and multiplied by the Cut-off Balance and 365/360.

For 30/360 loans, calculation in which the Gross Interest Rate is divided by 12 and multiplied by the Cut-off Balance.

19	First Payment Date	Promissory Note	The first installment due date, as stated in the Promissory Note.
20	Maturity Date	Promissory Note	The maturity date, as stated in the Promissory Note.
21	Payment Date	Promissory Note	Day of the month the payment is made, as stated in the Promissory Note.
22	Late Charge Grace Period (# of days)	Promissory Note	The number of grace period days, as stated in Section 7 of the Promissory Note.
23	Amortization Type	Calculation
Balloon, when the Interest Only Term is equal to zero; or

Interest Only, when the Interest Only term is equal to the Original Loan Term (months); or

Partial IO, when the Interest Only Term is greater than zero and less than Original the Original Loan Term (months).

24	Original Amortization Term (months)	Promissory Note	The amortization period, as stated in the Promissory Note.
25	Original Loan Term (months)	Calculation	Computation in which the number of monthly payments occurring between the respective loan's First Payment Date and the corresponding Maturity Date were counted.

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EXHIBIT A
Freddie Mac Structured Pass-Through Certificates, Series K-50
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
26	Remaining Amortization	Calculation	Computation in which the number of months of Seasoning as of Cut-off Date that exceed the Interest Only Term was deducted from the Original Amortization Term (months).
27	Remaining Term	Calculation	Computation in which the respective loan's Seasoning as of Cut-off Date was deducted from the corresponding Original Loan Term (months).
28	Seasoning as of Cut Off Date	Calculation	Computation in which the number of monthly payments occurring between the respective loan's First Payment Date, through and including, the Cut-off Date were counted.
29	Interest Only Term	Calculation
Computation in which the number of monthly payments occurring between the First Payment Date and the first payment date in which principal and interest shall be payable, as stated in the Promissory note were counted.

30	Prepay Provision Description	Calculation	Computation in which the number of monthly payments during the lockout period, yield maintenance period and window period, as stated in the Promissory Note, were counted.
31	Partial Defeasance Permitted (Y/N)	Promissory Note
Yes, if the Prepay Provision included Defeasance and the Promissory Note stated that partial defeasance was permitted; or

No, if the Prepay Provision included Defeasance and the Promissory Note stated that partial defeasance was not permitted;

 or

N/A, was selected if the Prepay Provision Description did not include Defeasance.

32	Appraised Value	Freddie Internal Valuation, Appraisal Report	The property value obtained from the Freddie Internal Valuation; or If a Freddie Internal Valuation was not included in the Loan File, the property value stated in the Appraisal Report.

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EXHIBIT A
Freddie Mac Structured Pass-Through Certificates, Series K-50
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
33	Appraisal Firm	Freddie Internal Valuation, Appraisal Report
Freddie Internal Valuation if the property value was obtained from the Freddie Internal Valuation; or

If a Freddie Internal Valuation was not included in the Loan File, the firm stated in the Appraisal Report.

34	Appraisal Date	Freddie Internal Valuation, Appraisal Report	The valuation date obtained from the Freddie Internal Valuation; or If a Freddie Internal Valuation was not included in the Loan File, the valuation date, as stated in the Appraisal Report.
35	Year Built	Appraisal Report, Engineering Report	The year built, as stated in the Appraisal Report or Engineering Report.
36	Year Renovated	Appraisal Report, Engineering Report	The year renovated, as stated in the Appraisal Report or Engineering Report.
37	Number of Units	Rent Roll	The total number of residential units, as stated in the Rent Roll.
38	Unit of Measure	Rent Roll	Beds, when the property subtype is Assisted Living or Student Housing; or Pads, when the property subtype is Manufactured Housing Community; or Units, for all remaining property types.
39	Cut-off Balance Per Unit	Calculation	Computation in which the respective loan's Cut-off Balance was divided by the corresponding Number of Units.
40	# Units - Commercial	Investment Brief	The number of commercial units, as stated in the Investment Brief.
41	Elevator (Y/N)	Appraisal Report, Engineering Report	Yes, when the Appraisal Report or Engineering Report included an elevator; or No, when the Appraisal Report or Engineering Report did not include an elevator.

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EXHIBIT A
Freddie Mac Structured Pass-Through Certificates, Series K-50
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
42	FIRREA Eligible (Y/N)	Freddie Internal Valuation, Appraisal Report	Yes, when the Freddie Internal Valuation or Appraisal Report included FIRREA compliance; or No, when the Freddie Internal Valuation or Appraisal Report did not include FIRREA compliance.
43	Zoning Status	Zoning Report	The zoning conclusion, as stated in the Zoning Report.
44	Lien Position	Title Policy	The lien position, as stated in the Title Policy.
45	Fee Simple/Leasehold	Title Policy	The ownership interest, as stated in Schedule A of the Title Policy.
46	Ground Lease Rent	Ground Lease	Ground lease rent as found in the Ground Lease for leasehold ownership interests; or N/A, for fee simple ownership interests.
47	Ground Lease Expiration Date	Ground Lease	Ground lease expiration date as found in the Ground Lease for leasehold ownership interests; or N/A, for fee simple ownership interests.
48	Ground Lease Expiration Date w/ Extensions	Ground Lease	Ground lease expiration date as found in the Ground Lease for leasehold ownership interests; or N/A, for fee simple ownership interests.
49	LTV at Cutoff	Calculation	Computation in which the respective loan's Cut-off Balance was divided by the corresponding Appraised Value.
50	LTV at Maturity	Calculation	Computation in which the respective loan's Maturity Balance was divided by the corresponding Appraised Value.
51	U/W EGI	Investment Brief	The effective gross income from the Freddie Mac Underwriting Schedule.
52	U/W Expenses	Investment Brief	The total expenses from the Freddie Mac Underwriting Schedule.
53	U/W NOI	Investment Brief	The net operating income from the Freddie Mac Underwriting Schedule.

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EXHIBIT A
Freddie Mac Structured Pass-Through Certificates, Series K-50
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
54	Underwritten Annual Reserves	Investment Brief	The underwritten annual reserves from the Freddie Mac Underwriting Schedule.
55	U/W NCF	Investment Brief	The net cash flow before debt service from the Freddie Mac Underwriting Schedule.
56	U/W DSCR (NCF)	Calculation
Computation in which the respective loan's U/W NCF was divided by the corresponding annual debt service payment. The annual debt service payments were calculated by multiplying the respective loan's Monthly Debt Service by twelve.

57	U/W IO DSCR (NCF)	Calculation
If the Interest Only Period is greater than Seasoning, a computation in which the respective loan's U/W NCF was divided by the corresponding annual debt service payment. The annual debt service payments were calculated by multiplying the respective loan's Monthly Debt Service (IO) by twelve. If the Interest Only Period was not greater than seasoning, N/A was presented.

58	Most Recent Period Ending	Investment Brief	The date of the most recent financial period from the Freddie Mac Underwriting Schedule.
59	Most Recent EGI	Investment Brief	The effective gross income for the most recent financial period from the Freddie Mac Underwriting Schedule.
60	Most Recent Expenses	Investment Brief	The total expenses for the most recent financial period from the Freddie Mac Underwriting Schedule.
61	Most Recent NOI	Investment Brief	The net operating income for the most recent period from the Freddie Mac Underwriting Schedule.
62	Most Recent NCF	Investment Brief	The net cash flow before debt service for the most recent period from the Freddie Mac Underwriting Schedule.
63	Most Recent DSCR (NCF)	Calculation
Computation in which the respective loan's Most Recent NCF was divided by the corresponding annual debt service payment. The annual debt service payments were calculated by multiplying the respective loan's Monthly Debt Service by twelve.

64	2nd Most Recent Period Ending	Investment Brief	The date of the 2nd most recent financial period from the Freddie Mac Underwriting Schedule.

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EXHIBIT A
Freddie Mac Structured Pass-Through Certificates, Series K-50
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
65	2nd Most Recent EGI	Investment Brief	The effective gross income for the 2nd most recent financial period from the Freddie Mac Underwriting Schedule.
66	2nd Most Recent Expenses	Investment Brief	The total expenses for the 2nd most recent financial period from the Freddie Mac Underwriting Schedule.
67	2nd Most Recent NOI	Investment Brief	The net operating income for the 2nd most recent period from the Freddie Mac Underwriting Schedule.
68	2nd Most Recent NCF	Investment Brief	The net cash flow before debt service for the 2nd most recent period from the Freddie Mac Underwriting Schedule.
69	2nd Most Recent DSCR (NCF)	Calculation
Computation in which the respective loan's 2nd most Recent NCF was divided by the corresponding annual debt service payment. The annual debt service payments were calculated by multiplying the respective loan's Monthly Debt Service by twelve.

70	3rd Most Recent Period Ending	Investment Brief	The date of the 3rd most recent financial period from the Freddie Mac Underwriting Schedule.
71	3rd Most Recent EGI	Investment Brief	The effective gross income for the 3rd most recent financial period from the Freddie Mac Underwriting Schedule.
72	3rd Most Recent Expenses	Investment Brief	The total expenses for the 3rd most recent financial period from the Freddie Mac Underwriting Schedule.
73	3rd Most Recent NOI	Investment Brief	The net operating income for the 3rd most recent period from the Freddie Mac Underwriting Schedule.
74	3rd Most Recent NCF	Investment Brief	The net cash flow before debt service for the 3rd most recent period from the Freddie Mac Underwriting Schedule.
75	3rd Most Recent DSCR (NCF)	Calculation
Computation in which the respective loan's 3rd most Recent NCF was divided by the corresponding annual debt service payment. The annual debt service payments were calculated by multiplying the respective loan's Monthly Debt Service by twelve.

76	Occupancy Rate	Calculation	Computation from the respective property's rent roll in which the total number of occupied units was divided by the property's total units.
77	Occupancy as of Date	Rent Roll	The date listed on the first page of the rent roll.

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EXHIBIT A
Freddie Mac Structured Pass-Through Certificates, Series K-50
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
78	Monthly Rent per Unit	Calculation
Computation from the respective property's rent roll in which the total monthly rental revenue for all units was divided by the Number of Units. For purposes of this calculation, a gross-up of the non-revenue generating units (vacant, model and down units) to the estimated market rental rate was added to the monthly rental income.

79	Tenant Concentration Type	Investment Brief	The tenant concentration types, as stated in the Investment Brief.
80	% of Tenant Concentration	Investment Brief	The percentages of tenant concentrations, as stated in the Investment Brief.
81	Condo Ownership (% or N/A)	Security Instrument	The percentage of the Underlying Asset that are borrower owned condos, as stated in the Security Instrument.
82	Amount Sq. Ft - Commercial	Investment Brief	The amount of commercial square footage, as stated in the Investment Brief.
83	% of NRI from Commercial Rental Income	Calculation	Computation in which the total commercial income was divided by the total underlying asset's income, as stated in the Investment Brief.
84	Environmental Firm	Environmental Report	The environmental firm, as stated in the Environmental Report.
85	Phase I Environmental Report Date	Environmental Report	The date of the report, as stated in the Environmental Report.
86	Phase II Recommended (Y/N)	Environmental Report	Yes, when a Phase II report was listed in the follow up actions section of the Environmental Report; or No, when the follow up actions section does not include a Phase II.
87	Phase II Performed (Y/N)	Environmental Report	Yes, when a Phase II Environmental Report was included in the Loan File; or No, when the follow up actions section does not include a Phase II.
88	Phase II Environmental Report Date	Environmental Report	The date of the Phase II Environmental Report; or N/A, if no Phase II Environmental Report is in the Loan file.

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EXHIBIT A
Freddie Mac Structured Pass-Through Certificates, Series K-50
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
89	Environmental Cost to Cure (Phase I plus Phase II)	Environmental Report	Environmental costs greater than $5,000 stated in the conclusion section of the Environmental Report.
90	Engineering Firm	Engineering Report	The engineering firm, as stated in the Engineering Report.
91	Engineering Report Date	Engineering Report	The date of the report, as stated in the Engineering Report.
92	Immediate Repairs Cost Estimate	Engineering Report	The immediate repairs cost, as stated in the Engineering Report.
93	Replacement Reserves Cost Estimate per Year	Engineering Report	The inflated replacement reserve cost per unit/per year, as stated in the Engineering Report.
94	Seismic Firm	Seismic Report	The seismic firm, as stated in the Seismic Report; or N/A, if no Seismic Report is in the Loan file.
95	Seismic Report Date	Seismic Report	The report date, as stated in the Seismic Report; or N/A, if no Seismic Report is in the Loan file.
96	Earthquake Zone 3 or 4 (Y/N)	Seismic Report	Yes, for earthquake zones greater than or equal to 3; or No, for earthquake zones less than 3; or N/A, if no Seismic Report in the Loan File.
97	PML Report Required (Y/N)	Seismic Report	Yes, for earthquake zones greater than or equal to 3; or No, for earthquake zones less than 3; or N/A, if no Seismic Report in the Loan File.
98	PML (%)	Seismic Report	The 475 year PML, as stated in the Seismic Report; or N/A, if no Seismic Report in the Loan File.
99	Tax Escrow - Current Balance ($ or N/A)	Servicing Report	The tax escrow current balance, as listed in the Servicing Report.
100	Tax Escrow - Initial Deposit ($ or N/A)	Servicing Report	The tax escrow initial deposit, as listed in the Servicing Report.

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EXHIBIT A
Freddie Mac Structured Pass-Through Certificates, Series K-50
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
101	Tax Escrow - Contractual Payment ($ or N/A)	Servicing Report	The tax escrow contractual payment, as listed in the Servicing Report.
102	Insurance Escrow - Current Balance ($ or N/A)	Servicing Report	The insurance escrow current balance, as listed in the Servicing Report.
103	Insurance Reserve - Initial Deposit ($ or N/A)	Servicing Report	The insurance escrow initial deposit, as listed in the Servicing Report.
104	Insurance Reserve - Contractual Payment	Servicing Report	The insurance escrow contractual payment, as listed in the Servicing Report.
105	Environmental Reserve - Current Balance ($ or N/A)	Servicing Report	The environmental escrow current balance, as listed in the Servicing Report.
106	Environmental Reserve - Initial Deposit ($ or N/A)	Security Instrument	The environmental escrow initial deposit, as listed in the Security Instrument.
107	Environmental Reserve - Contractual Payment ($ or N/A)	Security Instrument	The environmental escrow contractual payment, as listed in the Security Instrument.
108	Engineering Reserve - Current Balance ($ or N/A)	Servicing Report	The engineering escrow current balance, as listed in the Servicing Report.
109	Engineering Reserve - Initial Deposit ($ or N/A)	Security Instrument	The engineering escrow initial deposit, as listed in the Security Instrument.
110	Engineering Reserve - Contractual Payment ($ or N/A)	Security Instrument	The engineering escrow contractual payment, as listed in the Security Instrument.
111	Replacement Reserve - Current Balance ($ or N/A)	Servicing Report	The replacement escrow current balance, as listed in the Servicing Report.
112	Replacement Reserve - Initial Deposit ($ or N/A)	Security Instrument	The replacement escrow initial deposit, as listed in the Security Instrument.
113	Replacement Reserve - Contractual Payment ($ or N/A)	Security Instrument	The replacement escrow contractual payment, as listed in the Security Instrument.
114	Replacement Reserve - Contractual - Cap ($ or N/A)	Security Instrument	The replacement escrow cap, as listed in the Security Instrument.
115	Other Reserve - Current Balance ($ or N/A)	Servicing Report	The other escrow current balance, as listed in the Servicing Report.
116	Other Reserve - Initial Deposit ($ or N/A)	Security Instrument	The other escrow initial deposit, as listed in the Security Instrument.

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EXHIBIT A
Freddie Mac Structured Pass-Through Certificates, Series K-50
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
117	Other Reserve Description	Security Instrument	The other escrow description, as listed in the Security Instrument.
118	Other Reserve - Contractual Payment ($ or N/A)	Security Instrument	The other escrow contractual payment, as listed in the Security Instrument.
119	Other Reserve - Contractual - Cap ($ or N/A)	Security Instrument	The other escrow cap, as listed in the Security Instrument.
120	Springing Reserve 1 Name	Security Instrument	The name of the first reserve marked Deferred in the reserves section of the Security Instrument; or N/A, if no springing reserve is stated in the Security Instrument.
121	Springing Reserve 1 Amount ($ or N/A)	Security Instrument	The dollar amount of the first reserve marked Deferred in the reserves section of the Security Instrument; or N/A, if no springing reserve is stated in the Security Instrument.
122	Springing Reserve 1 Description	Security Instrument	The description of the first reserve marked Deferred in the reserves section of the Security Instrument; or N/A, if no springing reserve is stated in the Security Instrument.
123	Springing Reserve 2 Name	Security Instrument	The name of the second reserve marked Deferred in the reserves section of the Security Instrument; or N/A, if no springing reserve is stated in the Security Instrument.
124	Springing Reserve 2 Amount ($ or N/A)	Security Instrument	The dollar amount of the second reserve marked Deferred in the reserves section of the Security Instrument; or N/A, if no springing reserve is stated in the Security Instrument.
125	Springing Reserve 2 Description	Security Instrument	The description of the second reserve marked Deferred in the reserves section of the Security Instrument; or N/A, if no springing reserve is stated in the Security Instrument.

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EXHIBIT A
Freddie Mac Structured Pass-Through Certificates, Series K-50
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
126	Earnout Reserve Amount ($ or N/A)	Security Instrument	Earnout dollar amount stated in the Security Instrument; or N/A, if no earnout is stated in the Security Instrument.
127	Earnout Reserve Description	Security Instrument	Earnout description stated in the Security Instrument; or N/A, if no earnout is stated in the Security Instrument.
128	Letter of Credit Amount	Security Instrument	Letter of credit dollar amount stated in the Security Instrument; or N/A, if no letter of credit is stated in the Security Instrument.
129	Letter of Credit Description	Security Instrument	Letter of credit description, as stated in the Security Instrument; or N/A, if no letter of credit is stated in the Security Instrument.
130	Rent Stabilization Holdback (Y/N)	Security Instrument
Yes, if the Security Instrument states that the property has a rent holdback until it becomes stabilized; or

No, if the Security Instrument does not state that the property is subject to a rent holdback.

131	Beneficiary of Escrow & Reserve Interest Earnings	Security Instrument	Borrower or lender, as stated in the Security Instrument.
132	Does Borrower Direct Investment of Escrow & Reserve Funds (Y/N)	Security Instrument	Yes, when the Security Instrument states the borrower directs investment of escrows; or No, when the Security Instrument states the Lender directs investment of escrows.
133	Specify Accounts Where Borrower Directs Investment of Escrow/Reserve Funds	Security Instrument	Accounts where borrower directs investment per the Security Instrument; or N/A, when Borrower Direct Investment of Escrow & Reserve Funds (Y/N) is No.
134	Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Security Instrument	Yes, when escrows can be converted to a letter of credit per the Security Instrument; or No, when escrows cannot be converted.

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EXHIBIT A
Freddie Mac Structured Pass-Through Certificates, Series K-50
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
135	Specify Accounts for Escrows/Reserves LOC	Security Instrument	Description of accounts that can be converted to a letter of credit per the Security Instrument; or N/A, when Are Escrows/Reserves LOC or can be converted to LOC (Y/N) is No.
136	Environmental Insurance (Y/N)	Insurance Summary	Yes or No, as stated on the Insurance Summary.
137	Flood Insurance (Y/N)	Insurance Summary	Yes or No, as stated on the Insurance Summary.
138	Windstorm Insurance (Y or N)	Insurance Summary	Yes or No, as stated on the Insurance Summary.
139	Earthquake Insurance In Place (Y/N)	Insurance Summary	Yes or No, as stated on the Insurance Summary.
140	Terrorism Insurance (Y/N)	Insurance Summary	Yes or No, as stated on the Insurance Summary.
141	Property Insurance Coverage (Y/N)	Insurance Summary	Yes or No, as stated on the Insurance Summary.
142	Liability Insurance Coverage (Y/N)	Insurance Summary	Yes or No, as stated on the Insurance Summary.
143	Cash Management (Description or N/A)	Security Instrument	Cash management description, as stated in the cash management rider of the Security Instrument; or N/A, when there is no cash management rider.
144	Lockbox (Y/N)	Security Instrument
Yes, when the cash management rider of the Security Instrument indicates a lockbox in place; or

No, when the cash management rider of the Security Instrument does not indicate a lockbox in place; or

N/A, when there is no cash management rider.

145	Existing Financing In Place (existing) (Y/N)	Subordinate Loan Documents	Yes, when there is existing financing in place, as stated in the Subordinate Loan Documents; or No, when Subordinate Loan Documents are not included in the Loan File.

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EXHIBIT A
Freddie Mac Structured Pass-Through Certificates, Series K-50
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
146	Existing Financing Amount (existing)	Subordinate Loan Documents	Amount, as stated in the Subordinate Loan Documents; or N/A, when Subordinate Loan Documents are not included in the Loan File.
147	Existing Financing Description (existing)	Subordinate Loan Documents	Description, as stated in the Subordinate Loan Documents; or N/A, when Subordinate Loan Documents are not included in the Loan File.
148	CDCR (Combined DCR)	Calculation
Computation in which the respective loan's U/W NCF was divided by the sum of the corresponding annual debt service payment for the loan and the annual debt service payment for the additional existing financing. The combined annual debt service payments were calculated by multiplying the sum of the respective loan's Monthly Debt Service and the monthly debt service of the existing in-place financing by twelve.

149	CLTV (Combined LTV)	Calculation	Computation in which the sum of the respective loan's Cut-off Balance and the Existing Financing Amount (existing) was divided by the Appraised Value of the corresponding mortgaged property.
150	Future Mezzanine Debt (Y/N)	Security Instrument	Yes, when the Security Instrument permits future mezzanine debt; or No, when future mezzanine debt is not permitted.
151	Future Secondary Financing (Y/N)	Security Instrument	Per Company instructions, Yes for all loans where Security Instrument is silent on Future Secondary Financing.
152	Future Secondary Financing Description	Security Instrument	The conditions of secondary financing, as stated in the Security Instrument; or N/A, if the Security Instrument is silent.
153	Substitution Permitted (Y/N)	Security Instrument	Yes, if the Security Instrument permits substitution, otherwise No.
154	Number of Properties per Loan	Security Instrument	The number of unique properties as listed in Exhibit A of the Security Instrument.

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EXHIBIT A
Freddie Mac Structured Pass-Through Certificates, Series K-50
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
155	Multiproperty Collateral Release Price ($ or N/A)	Security Instrument	The price to release a property if Number of Properties per Loan is greater than one and partial release is permitted per the Security Instrument, otherwise, N/A.
156	Cross Collateralized and Cross Defaulted	Cross Collateralization Agreement	Yes, if a Cross Collateralization Agreement exists in the Loan File, otherwise N/A.
157	Crossed Collateral Release (Y or N or N/A)	Cross Collateralization Agreement
Yes, if Cross Collateralized and Cross Defaulted is Yes and partial release is permitted per the Cross Collateralization Agreement. No, if Cross Collateralized and Cross Defaulted is Yes and partial release is not permitted per the Cross Collateralization Agreement. Otherwise N/A.

158	Crossed Collateral Release Provisions (Description or N/A)	Cross Collateralization Agreement	The price to release a property if partial release is permitted per the Cross Collateralization Agreement, otherwise, N/A.
159	Additional Collateral Amount	Security Instrument	The amount of additional collateral, as stated in the Security Instrument, otherwise, N/A.
160	Additional Collateral Description	Security Instrument	The description of additional collateral, as stated in the Security Instrument, otherwise, N/A.
161	Loan Purpose	Investment Brief	Refinance or acquisition, as stated under loan purpose in the Investment Brief.
162	Borrowing Entity	Promissory Note	The borrower, as stated in the Promissory Note.
163	Entity Type	Promissory Note	The entity type of the borrower, as stated in the Promissory Note.
164	State of Organization	Promissory Note	The state of organization of the borrower, as stated in the Promissory Note.
165	Related Borrowers Group Name	Calculation	Underlying Assets with related borrowers are assigned a unique group name.
166	Borrower Type	Security Instrument	Single Purpose Entity or Single Asset Entity, as stated in the Security Instrument.
167	Tenants In Common (Y/N)	Security Instrument	Yes, when there is a tenancy in common rider to the Security Instrument; or No, when there is no tenancy in common rider.
168	Delaware Statutory Trust (Y/N)	Security Instrument	Yes, when Borrower Type is DST; or No, for all other Borrower Types.

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EXHIBIT A
Freddie Mac Structured Pass-Through Certificates, Series K-50
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
169	Independent Director (Y/N)	Security Instrument	Yes, when there is an independent director rider to the Security Instrument; or No, when there is no independent director rider.
170	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion	Yes, when a non-consolidation opinion is included in the Loan File; or No, when no non-consolidation opinion is included in the Loan File.
171	Assumption Fee	Security Instrument	The transfer fee, as stated in the Security Instrument.
172	Recourse(Y/N)	Promissory Note	No, if base recourse is stated as 0% in the Promissory Note, otherwise Yes.
173	Recourse Description	Promissory Note	N/A, if base recourse is stated as 0% in the Promissory Note, otherwise the recourse description per the Promissory Note.
174	Bad Boy Indemnitor / Guarantor	Guaranty Agreement	The guarantor, as stated in the Guaranty Agreement.
175	Environmental Indemnitor (Name or N/A)	Guaranty Agreement	The guarantor, as stated in the Guaranty Agreement.
176	Environmental Carveout (Y/N)	Security Instrument	Yes, if environmental carveouts are listed in the Security Instrument, otherwise No.
177	Fraud Carveout (Y/N)	Promissory Note	Yes, if fraud carveouts are listed in the Promissory Note, otherwise No.
178	Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Promissory Note	Yes, if misapplication of rent and insurance proceeds carveouts are listed in the Promissory Note, otherwise No.
179	Voluntary Bankruptcy Carveout (Y/N)	Security Instrument	Yes, if voluntary bankruptcy carveouts are listed in the Security Instrument, otherwise No.
180	Waste Carveout (Y/N)	Security Instrument	Yes, if waste carveouts are listed in the Security Instrument, otherwise No.
181	Borrower Or Principal Prior Bankruptcy (Y/N)	FRE Form 1115	Yes, if the yes is checked under Question 4a of FRE Form 1115, otherwise No.
182	Management Company	Assignment of Management Agreement	The management company, as stated in the Assignment of Management Agreement.
183	Servicer Name	Security Instrument	The servicer name, as stated in the Security Instrument.

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EXHIBIT A
Freddie Mac Structured Pass-Through Certificates, Series K-50
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula
184	Primary Servicing Fee	Servicing Report	Primary servicing fee, as stated in the Servicing Report.
185	Master Servicing Fee	Fee Schedule	Master servicing fee, as stated on the Fee Schedule.
186	Trustee Fee	Fee Schedule	Trustee fee, as stated on the Fee Schedule.
187	Master Servicer Surveillance Fee	Fee Schedule	Master servicer surveillance fee, as stated on the Fee Schedule.
188	Special Servicer Surveillance Fee	Fee Schedule	Special servicer surveillance fee, as stated on the Fee Schedule.
189	Administration Fee	Calculation	Calculation in which the Primary Servicing Fee, Master Servicing Fee, Trustee Fee, Master Servicer Surveillance Fee, Special Servicer Surveillance Fee and Securitization Compensation Fee are summed.
190	Net Mortgage Rate	Calculation	Calculation in which the Administration Fee is deducted from the Gross Interest Rate.

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EXHIBIT B

Freddie Mac Structured Pass-Through Certificates, Series K-50
Specified Attributes Provided by the Company

Specified Attributes Provided by the Company

Below is a list of the Specified Attributes (by Underlying Asset) provided to us by the Company. These Specified Attributes were not compared to source documents as part of our procedures enumerated in Exhibit A.

#	Specified Attribute	Underlying Asset(s)
1	Freddie Mac Loan Number	All
2	Property Name	All
3	Cut-off Date	All
4	Rental Subsidy Indicator (Y/N)	All
5	Rental Subsidy Type	All
6	Environmental Insurance Expiration Date	All
7	Environmental Insurance Carrier (Name or N/A)	All
8	Environmental Insurance Carrier Rating	All
9	Environmental Insurance Coverage ($ or N/A)	All
10	Terrorism Insurance Expiration Date	All
11	Terrorism Insurance Coverage ($ or N/A)	All
12	Terrorism Insurance Deductible ($ or N/A)	All
13	Terrorism Insurance Carrier (Name or N/A)	All
14	Terrorism Insurance Carrier Rating	All
15	Property Insurance Expiration Date	All
16	Property Insurance Carrier (Name or N/A)	All
17	Property Insurance Carrier Rating	All
18	Property Insurance Coverage ($ or N/A)	All
19	Property Insurance Deductible ($ or N/A)	All
20	Liability Insurance Expiration Date	All
21	Liability Insurance Carrier (Name or N/A)	All
22	Liability Insurance Carrier Rating	All
23	Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)	All
24	Liability Insurance Deductible ($ or N/A)	All
25	Borrower Principal	All
26	Borrower/Principal Liquid Assets	All
27	Borrower/Principal Net Worth	All
28	Bankruptcy Description (Chapter # or N/A)	All

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 EXHIBIT C

Freddie Mac Structured Pass-Through Certificates, Series K-50

Inputs, Assumptions and Methodologies provided by the Company

Cut-off Date of November 1, 2015

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New York, NY 10017
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